Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.08%
Advertising–0.09%
Interpublic Group of Cos., Inc. (The)(b)	24,261	$902,267
Omnicom Group, Inc.	12,768	1,126,010
		2,028,277
Aerospace & Defense–1.62%
Axon Enterprise, Inc.(c)	4,234	816,781
Boeing Co. (The)(b)(c)	35,254	7,251,748
General Dynamics Corp.	14,022	2,863,012
Howmet Aerospace, Inc.	23,178	990,860
Huntington Ingalls Industries, Inc.	2,540	511,505
L3Harris Technologies, Inc.	11,927	2,098,198
Lockheed Martin Corp.	14,245	6,324,922
Northrop Grumman Corp.	9,041	3,937,265
Raytheon Technologies Corp.	91,928	8,470,246
Textron, Inc.	13,055	807,713
TransDigm Group, Inc.	3,248	2,512,815
		36,585,065
Agricultural & Farm Machinery–0.26%
Deere & Co.	16,953	5,865,399
Agricultural Products & Services–0.14%
Archer-Daniels-Midland Co.	34,351	2,426,898
Bunge Ltd.	9,274	859,144
		3,286,042
Air Freight & Logistics–0.56%
C.H. Robinson Worldwide, Inc.(b)	7,362	696,003
Expeditors International of Washington, Inc.	9,951	1,097,695
FedEx Corp.	14,558	3,173,353
United Parcel Service, Inc., Class B	45,719	7,635,073
		12,602,124
Apparel Retail–0.35%
Ross Stores, Inc.	21,777	2,256,533
TJX Cos., Inc. (The)	72,604	5,575,261
		7,831,794
Apparel, Accessories & Luxury Goods–0.05%
Ralph Lauren Corp.	2,569	273,110
Tapestry, Inc.	15,068	603,021
VF Corp.	20,652	355,628
		1,231,759
Application Software–2.31%
Adobe, Inc.(c)	28,700	11,990,573
ANSYS, Inc.(c)	5,380	1,740,914
Autodesk, Inc.(c)	13,558	2,703,330
Cadence Design Systems, Inc.(c)	17,081	3,944,174
Fair Isaac Corp.(c)	1,577	1,242,155
Intuit, Inc.	17,589	7,371,902
PTC, Inc.(c)	6,488	871,987
Roper Technologies, Inc.	6,650	3,020,563
Salesforce, Inc.(c)	62,692	14,004,139
Synopsys, Inc.(c)	9,563	4,350,782
Shares		Value
Application Software–(continued)
Tyler Technologies, Inc.(c)	2,604	$1,033,684
		52,274,203
Asset Management & Custody Banks–0.65%
Ameriprise Financial, Inc.	6,655	1,986,318
Bank of New York Mellon Corp. (The)	46,110	1,853,622
BlackRock, Inc.	9,401	6,181,627
Franklin Resources, Inc.(b)	17,056	409,515
Invesco Ltd.(d)	28,364	407,874
Northern Trust Corp.	13,147	945,532
State Street Corp.	21,880	1,488,278
T. Rowe Price Group, Inc.(b)	14,126	1,513,742
		14,786,508
Automobile Manufacturers–1.78%
Ford Motor Co.	247,067	2,964,804
General Motors Co.	88,840	2,879,304
Tesla, Inc.(c)	168,608	34,384,230
		40,228,338
Automotive Parts & Equipment–0.09%
Aptiv PLC(c)	16,944	1,492,428
BorgWarner, Inc.	14,552	645,090
		2,137,518
Automotive Retail–0.33%
Advance Auto Parts, Inc.	3,877	282,595
AutoZone, Inc.(c)	1,186	2,830,792
CarMax, Inc.(b)(c)	9,840	710,546
O’Reilly Automotive, Inc.(c)	3,913	3,534,652
		7,358,585
Biotechnology–1.99%
AbbVie, Inc.	110,870	15,295,625
Amgen, Inc.	33,366	7,362,208
Biogen, Inc.(c)	9,052	2,683,103
Gilead Sciences, Inc.	78,417	6,033,404
Incyte Corp.(c)	11,596	713,734
Moderna, Inc.(c)	20,660	2,638,489
Regeneron Pharmaceuticals, Inc.(c)	6,740	4,957,674
Vertex Pharmaceuticals, Inc.(c)	16,051	5,193,622
		44,877,859
Brewers–0.03%
Molson Coors Beverage Co., Class B	11,433	707,131
Broadcasting–0.06%
Fox Corp., Class A	19,161	597,823
Fox Corp., Class B	8,788	256,698
Paramount Global, Class B(b)	31,486	478,902
		1,333,423
Broadline Retail–3.08%
Amazon.com, Inc.(c)	558,902	67,392,403
eBay, Inc.	34,540	1,469,331
Etsy, Inc.(c)	7,813	633,244
		69,494,978

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Building Products–0.39%
A.O. Smith Corp.	8,394	$536,713
Allegion PLC	5,445	570,309
Carrier Global Corp.	52,592	2,151,013
Johnson Controls International PLC	43,307	2,585,428
Masco Corp.	14,104	681,505
Trane Technologies PLC	14,417	2,353,287
		8,878,255
Cable & Satellite–0.56%
Charter Communications, Inc., Class A(c)	6,717	2,190,749
Comcast Corp., Class A	263,719	10,377,343
DISH Network Corp., Class A(c)	15,155	97,447
		12,665,539
Cargo Ground Transportation–0.12%
J.B. Hunt Transport Services, Inc.	5,179	864,738
Old Dominion Freight Line, Inc.	5,742	1,782,546
		2,647,284
Casinos & Gaming–0.14%
Caesars Entertainment, Inc.(c)	13,177	540,389
Las Vegas Sands Corp.(c)	20,865	1,150,287
MGM Resorts International	19,931	783,089
Wynn Resorts Ltd.	6,387	630,397
		3,104,162
Commodity Chemicals–0.16%
Dow, Inc.	44,008	2,146,710
LyondellBasell Industries N.V., Class A	16,205	1,386,176
		3,532,886
Communications Equipment–0.86%
Arista Networks, Inc.(c)	15,368	2,556,313
Cisco Systems, Inc.	257,544	12,792,211
F5, Inc.(c)	3,742	552,244
Juniper Networks, Inc.	20,043	608,706
Motorola Solutions, Inc.	10,408	2,934,223
		19,443,697
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	12,521	909,901
Construction & Engineering–0.07%
Quanta Services, Inc.	8,935	1,586,677
Construction Machinery & Heavy Transportation Equipment– 0.52%
Caterpillar, Inc.	32,543	6,695,722
Cummins, Inc.	8,777	1,794,107
PACCAR, Inc.	32,621	2,243,672
Wabtec Corp.	11,514	1,066,542
		11,800,043
Construction Materials–0.14%
Martin Marietta Materials, Inc.	3,846	1,530,862
Vulcan Materials Co.	8,311	1,624,800
		3,155,662
Consumer Electronics–0.04%
Garmin Ltd.	9,692	999,730
Consumer Finance–0.49%
American Express Co.	37,398	5,929,827
Shares		Value
Consumer Finance–(continued)
Capital One Financial Corp.	23,870	$2,487,493
Discover Financial Services	16,738	1,719,662
Synchrony Financial	28,174	872,267
		11,009,249
Consumer Staples Merchandise Retail–1.58%
Costco Wholesale Corp.	27,818	14,230,576
Dollar General Corp.	14,107	2,836,777
Dollar Tree, Inc.(c)	13,161	1,775,156
Target Corp.	28,782	3,768,427
Walmart, Inc.	88,260	12,962,746
		35,573,682
Copper–0.14%
Freeport-McMoRan, Inc.	89,380	3,069,309
Data Center REITs–0.27%
Digital Realty Trust, Inc.	17,996	1,843,870
Equinix, Inc.	5,787	4,314,498
		6,158,368
Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	7,357	1,079,419
Distillers & Vintners–0.14%
Brown-Forman Corp., Class B	11,434	706,278
Constellation Brands, Inc., Class A	10,130	2,461,286
		3,167,564
Distributors–0.13%
Genuine Parts Co.	8,777	1,307,159
LKQ Corp.	16,275	858,506
Pool Corp.	2,470	781,088
		2,946,753
Diversified Banks–2.63%
Bank of America Corp.	437,557	12,159,709
Citigroup, Inc.	121,347	5,378,099
Comerica, Inc.	7,936	286,490
Fifth Third Bancorp	42,923	1,041,741
JPMorgan Chase & Co.	183,888	24,955,440
KeyCorp	58,342	544,914
PNC Financial Services Group, Inc. (The)	25,221	2,921,348
U.S. Bancorp	87,343	2,611,556
Wells Fargo & Co.	238,281	9,485,967
		59,385,264
Diversified Support Services–0.22%
Cintas Corp.	5,435	2,566,081
Copart, Inc.(c)	26,797	2,347,149
		4,913,230
Drug Retail–0.06%
Walgreens Boots Alliance, Inc.(b)	44,886	1,363,188
Electric Utilities–1.70%
Alliant Energy Corp.	15,430	794,028
American Electric Power Co., Inc.	32,134	2,670,978
Constellation Energy Corp.(b)	20,449	1,718,125
Duke Energy Corp.	48,067	4,291,902
Edison International	23,881	1,612,445
Entergy Corp.	12,925	1,269,235
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Evergy, Inc.	14,132	$817,536
Eversource Energy	21,781	1,507,899
Exelon Corp.	61,813	2,450,885
FirstEnergy Corp.	33,846	1,265,502
NextEra Energy, Inc.	124,263	9,128,360
NRG Energy, Inc.	14,860	502,119
PG&E Corp.(c)	100,172	1,696,914
Pinnacle West Capital Corp.	6,953	537,328
PPL Corp.	45,921	1,203,130
Southern Co. (The)	68,078	4,748,441
Xcel Energy, Inc.	34,221	2,234,289
		38,449,116
Electrical Components & Equipment–0.52%
AMETEK, Inc.	14,258	2,068,408
Eaton Corp. PLC	24,978	4,393,630
Emerson Electric Co.	35,822	2,782,653
Generac Holdings, Inc.(c)	3,888	423,481
Rockwell Automation, Inc.	7,161	1,995,055
		11,663,227
Electronic Components–0.19%
Amphenol Corp., Class A	37,214	2,807,796
Corning, Inc.	47,601	1,466,587
		4,274,383
Electronic Equipment & Instruments–0.20%
Keysight Technologies, Inc.(c)	11,279	1,824,942
Teledyne Technologies, Inc.(c)	2,930	1,138,745
Trimble, Inc.(c)	15,470	721,985
Zebra Technologies Corp., Class A(c)	3,244	851,777
		4,537,449
Electronic Manufacturing Services–0.11%
TE Connectivity Ltd.	20,068	2,457,929
Environmental & Facilities Services–0.27%
Republic Services, Inc.	12,871	1,822,920
Rollins, Inc.	13,951	548,553
Waste Management, Inc.	23,359	3,782,289
		6,153,762
Fertilizers & Agricultural Chemicals–0.21%
CF Industries Holdings, Inc.	12,424	764,200
Corteva, Inc.	44,809	2,396,833
FMC Corp.	7,811	812,969
Mosaic Co. (The)	21,527	688,003
		4,662,005
Financial Exchanges & Data–1.08%
Cboe Global Markets, Inc.	6,472	857,022
CME Group, Inc., Class A	22,489	4,019,909
FactSet Research Systems, Inc.	2,383	917,193
Intercontinental Exchange, Inc.	34,929	3,700,728
MarketAxess Holdings, Inc.	2,307	628,450
Moody’s Corp.	9,851	3,121,585
MSCI, Inc.	5,002	2,353,591
Nasdaq, Inc.	21,641	1,197,829
S&P Global, Inc.	20,638	7,583,020
		24,379,327
Shares		Value
Food Distributors–0.10%
Sysco Corp.	31,505	$2,203,775
Food Retail–0.08%
Kroger Co. (The)	41,072	1,861,794
Footwear–0.36%
NIKE, Inc., Class B	78,093	8,220,069
Gas Utilities–0.05%
Atmos Energy Corp.	8,975	1,034,638
Gold–0.09%
Newmont Corp.	49,635	2,012,699
Health Care Distributors–0.31%
AmerisourceBergen Corp.	10,128	1,723,279
Cardinal Health, Inc.	16,393	1,349,144
Henry Schein, Inc.(c)	8,546	631,549
McKesson Corp.	8,585	3,355,362
		7,059,334
Health Care Equipment–2.62%
Abbott Laboratories	109,308	11,149,416
Baxter International, Inc.	31,948	1,300,923
Becton, Dickinson and Co.	17,803	4,304,053
Boston Scientific Corp.(c)	89,575	4,611,321
DexCom, Inc.(c)	24,272	2,846,135
Edwards Lifesciences Corp.(c)	38,480	3,241,170
GE HealthCare Technologies, Inc.(c)	22,776	1,810,920
Hologic, Inc.(c)	15,383	1,213,565
IDEXX Laboratories, Inc.(c)	5,228	2,429,818
Insulet Corp.(c)	4,315	1,183,389
Intuitive Surgical, Inc.(c)	22,099	6,802,956
Medtronic PLC	83,236	6,888,611
ResMed, Inc.	9,160	1,930,836
STERIS PLC	6,171	1,234,015
Stryker Corp.	21,061	5,803,990
Teleflex, Inc.	2,888	677,958
Zimmer Biomet Holdings, Inc.	13,123	1,671,083
		59,100,159
Health Care Facilities–0.18%
HCA Healthcare, Inc.	13,260	3,503,159
Universal Health Services, Inc., Class B	4,150	548,340
		4,051,499
Health Care REITs–0.17%
Healthpeak Properties, Inc.	33,241	663,490
Ventas, Inc.	24,669	1,064,221
Welltower, Inc.	29,548	2,204,576
		3,932,287
Health Care Services–0.56%
Cigna Group (The)	18,725	4,632,752
CVS Health Corp.	80,503	5,476,619
DaVita, Inc.(c)	3,437	321,944
Laboratory Corp. of America Holdings	5,541	1,177,629
Quest Diagnostics, Inc.	7,122	944,733
		12,553,677
Health Care Supplies–0.13%
Align Technology, Inc.(c)	4,521	1,277,906
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Supplies–(continued)
Cooper Cos., Inc. (The)	3,041	$1,129,823
DENTSPLY SIRONA, Inc.	13,266	479,168
		2,886,897
Home Furnishings–0.01%
Mohawk Industries, Inc.(c)	3,313	304,929
Home Improvement Retail–1.14%
Home Depot, Inc. (The)	64,081	18,163,760
Lowe’s Cos., Inc.	37,909	7,624,637
		25,788,397
Homebuilding–0.26%
D.R. Horton, Inc.	19,782	2,113,509
Lennar Corp., Class A	15,931	1,706,529
NVR, Inc.(c)	188	1,044,193
PulteGroup, Inc.	14,247	941,442
		5,805,673
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(b)	44,009	730,549
Hotels, Resorts & Cruise Lines–0.63%
Booking Holdings, Inc.(c)	2,425	6,083,767
Carnival Corp.(b)(c)	61,937	695,553
Expedia Group, Inc.(c)	9,259	886,179
Hilton Worldwide Holdings, Inc.	16,912	2,302,061
Marriott International, Inc., Class A	16,825	2,823,067
Norwegian Cruise Line Holdings Ltd.(b)(c)	25,367	376,700
Royal Caribbean Cruises Ltd.(c)	13,821	1,119,086
		14,286,413
Household Appliances–0.02%
Whirlpool Corp.(b)	3,476	449,412
Household Products–1.35%
Church & Dwight Co., Inc.	15,249	1,409,770
Clorox Co. (The)	8,094	1,280,309
Colgate-Palmolive Co.	52,228	3,884,719
Kimberly-Clark Corp.	21,154	2,840,559
Procter & Gamble Co. (The)	148,184	21,116,220
		30,531,577
Housewares & Specialties–0.01%
Newell Brands, Inc.	22,978	190,947
Human Resource & Employment Services–0.42%
Automatic Data Processing, Inc.	25,888	5,410,333
Ceridian HCM Holding, Inc.(c)	9,542	590,173
Paychex, Inc.	20,277	2,127,666
Paycom Software, Inc.	3,040	851,595
Robert Half International, Inc.	6,757	439,340
		9,419,107
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	41,095	811,215
Industrial Conglomerates–0.81%
3M Co.	34,404	3,210,237
General Electric Co.	68,327	6,937,241
Honeywell International, Inc.	42,042	8,055,247
		18,202,725
Shares		Value
Industrial Gases–0.65%
Air Products and Chemicals, Inc.	13,897	$3,740,238
Linde PLC	30,915	10,933,399
		14,673,637
Industrial Machinery & Supplies & Components–0.79%
Dover Corp.	8,873	1,183,037
Fortive Corp.	22,103	1,439,126
IDEX Corp.	4,686	933,264
Illinois Tool Works, Inc.	17,606	3,850,960
Ingersoll Rand, Inc.	25,121	1,423,356
Nordson Corp.	3,307	720,694
Otis Worldwide Corp.	26,193	2,082,605
Parker-Hannifin Corp.	8,030	2,573,133
Pentair PLC	10,199	565,739
Snap-on, Inc.	3,296	820,243
Stanley Black & Decker, Inc.	9,336	699,920
Xylem, Inc.	15,069	1,509,914
		17,801,991
Industrial REITs–0.32%
Prologis, Inc.	57,870	7,207,708
Insurance Brokers–0.64%
Aon PLC, Class A	12,935	3,987,731
Arthur J. Gallagher & Co.	13,186	2,641,551
Brown & Brown, Inc.	14,452	900,793
Marsh & McLennan Cos., Inc.	31,120	5,389,362
Willis Towers Watson PLC	6,769	1,481,396
		14,400,833
Integrated Oil & Gas–2.03%
Chevron Corp.	111,526	16,798,046
Exxon Mobil Corp.(e)	258,164	26,379,198
Occidental Petroleum Corp.	45,470	2,621,800
		45,799,044
Integrated Telecommunication Services–0.72%
AT&T, Inc.	446,105	7,017,232
Verizon Communications, Inc.	262,627	9,357,400
		16,374,632
Interactive Home Entertainment–0.31%
Activision Blizzard, Inc.(c)	44,388	3,559,918
Electronic Arts, Inc.	16,469	2,108,032
Take-Two Interactive Software, Inc.(c)	9,955	1,371,102
		7,039,052
Interactive Media & Services–5.48%
Alphabet, Inc., Class A(c)	373,780	45,926,349
Alphabet, Inc., Class C(c)	325,505	40,157,552
Match Group, Inc.(c)	17,447	601,921
Meta Platforms, Inc., Class A(c)	139,537	36,938,235
		123,624,057
Internet Services & Infrastructure–0.10%
Akamai Technologies, Inc.(c)	10,015	922,582
VeriSign, Inc.(c)	5,768	1,288,110
		2,210,692
Investment Banking & Brokerage–0.87%
Charles Schwab Corp. (The)	95,207	5,016,457
Goldman Sachs Group, Inc. (The)	21,176	6,858,906
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	82,436	$6,739,967
Raymond James Financial, Inc.	12,022	1,086,188
		19,701,518
IT Consulting & Other Services–1.08%
Accenture PLC, Class A	39,401	12,053,554
Cognizant Technology Solutions Corp., Class A	32,376	2,023,176
DXC Technology Co.(c)	15,111	378,229
EPAM Systems, Inc.(c)	3,644	935,123
Gartner, Inc.(c)	4,942	1,694,414
International Business Machines Corp.	56,537	7,270,093
		24,354,589
Leisure Products–0.02%
Hasbro, Inc.	7,992	474,325
Life & Health Insurance–0.35%
Aflac, Inc.	35,383	2,271,942
Globe Life, Inc.	5,726	590,809
Lincoln National Corp.	10,466	218,949
MetLife, Inc.	41,214	2,042,154
Principal Financial Group, Inc.	14,230	931,496
Prudential Financial, Inc.	23,296	1,833,162
		7,888,512
Life Sciences Tools & Services–1.57%
Agilent Technologies, Inc.	18,511	2,141,167
Bio-Rad Laboratories, Inc., Class A(c)	1,313	490,208
Bio-Techne Corp.	9,689	792,463
Charles River Laboratories International, Inc.(c)	3,112	601,798
Danaher Corp.	41,093	9,435,775
Illumina, Inc.(c)	9,960	1,958,634
IQVIA Holdings, Inc.(c)	11,614	2,286,913
Mettler-Toledo International, Inc.(c)	1,394	1,842,687
Revvity, Inc.	7,779	897,074
Thermo Fisher Scientific, Inc.	24,587	12,501,506
Waters Corp.(c)	3,762	945,090
West Pharmaceutical Services, Inc.	4,566	1,527,921
		35,421,236
Managed Health Care–1.88%
Centene Corp.(c)	34,528	2,154,892
Elevance Health, Inc.	14,960	6,699,387
Humana, Inc.	7,916	3,972,803
Molina Healthcare, Inc.(c)	3,601	986,314
UnitedHealth Group, Inc.	58,577	28,541,058
		42,354,454
Metal, Glass & Plastic Containers–0.04%
Ball Corp.(b)	19,964	1,021,358
Movies & Entertainment–1.04%
Live Nation Entertainment, Inc.(c)	8,931	713,944
Netflix, Inc.(c)	27,920	11,034,822
Walt Disney Co. (The)(c)	114,525	10,073,619
Warner Bros Discovery, Inc.(c)	139,565	1,574,293
		23,396,678
Multi-Family Residential REITs–0.27%
AvalonBay Communities, Inc.	8,748	1,521,977
Shares		Value
Multi-Family Residential REITs–(continued)
Camden Property Trust	6,904	$721,261
Equity Residential	21,061	1,280,509
Essex Property Trust, Inc.	4,023	869,209
Mid-America Apartment Communities, Inc.	7,109	1,045,450
UDR, Inc.	19,136	759,125
		6,197,531
Multi-line Insurance–0.19%
American International Group, Inc.	46,460	2,454,482
Assurant, Inc.	3,524	422,845
Hartford Financial Services Group, Inc. (The)	19,891	1,362,931
		4,240,258
Multi-Sector Holdings–1.61%
Berkshire Hathaway, Inc., Class B(c)	112,953	36,266,949
Multi-Utilities–0.73%
Ameren Corp.	16,166	1,310,578
CenterPoint Energy, Inc.	38,760	1,093,420
CMS Energy Corp.	17,860	1,035,523
Consolidated Edison, Inc.	22,191	2,070,420
Dominion Energy, Inc.	51,908	2,609,934
DTE Energy Co.	12,203	1,313,043
NiSource, Inc.	25,095	674,804
Public Service Enterprise Group, Inc.	31,167	1,862,228
Sempra Energy	19,656	2,821,226
WEC Energy Group, Inc.	19,725	1,722,979
		16,514,155
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	9,875	1,120,417
Boston Properties, Inc.	8,761	426,398
		1,546,815
Oil & Gas Equipment & Services–0.32%
Baker Hughes Co., Class A	63,084	1,719,039
Halliburton Co.	56,782	1,626,804
Schlumberger N.V.	88,673	3,797,865
		7,143,708
Oil & Gas Exploration & Production–1.04%
APA Corp.	20,105	638,937
ConocoPhillips	76,726	7,618,892
Coterra Energy, Inc.	49,830	1,158,548
Devon Energy Corp.	40,828	1,882,171
Diamondback Energy, Inc.	11,522	1,465,022
EOG Resources, Inc.	36,693	3,936,792
EQT Corp.	23,137	804,473
Hess Corp.	17,351	2,197,851
Marathon Oil Corp.	39,714	880,062
Pioneer Natural Resources Co.	14,881	2,967,867
		23,550,615
Oil & Gas Refining & Marketing–0.37%
Marathon Petroleum Corp.	28,461	2,985,844
Phillips 66	29,749	2,725,306
Valero Energy Corp.	24,107	2,580,413
		8,291,563
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Storage & Transportation–0.30%
Kinder Morgan, Inc.(b)	123,621	$1,991,534
ONEOK, Inc.	27,950	1,583,647
Targa Resources Corp.	14,191	965,698
Williams Cos., Inc. (The)	76,875	2,203,237
		6,744,116
Other Specialized REITs–0.13%
Iron Mountain, Inc.(b)	17,847	953,387
VICI Properties, Inc.	62,923	1,946,208
		2,899,595
Other Specialty Retail–0.15%
Bath & Body Works, Inc.	14,747	519,684
Tractor Supply Co.	7,014	1,470,064
Ulta Beauty, Inc.(c)	3,230	1,323,751
		3,313,499
Packaged Foods & Meats–0.94%
Campbell Soup Co.	12,460	629,853
Conagra Brands, Inc.	29,565	1,030,932
General Mills, Inc.	37,177	3,128,816
Hershey Co. (The)	9,253	2,403,004
Hormel Foods Corp.	18,102	692,401
JM Smucker Co. (The)	6,679	979,075
Kellogg Co.	15,771	1,053,030
Kraft Heinz Co. (The)	49,666	1,898,234
Lamb Weston Holdings, Inc.	8,863	985,566
McCormick & Co., Inc.	15,671	1,343,475
Mondelez International, Inc., Class A	85,457	6,273,398
Tyson Foods, Inc., Class A	17,892	906,051
		21,323,835
Paper & Plastic Packaging Products & Materials–0.17%
Amcor PLC	93,052	897,021
Avery Dennison Corp.	5,102	822,085
International Paper Co.	22,920	674,765
Packaging Corp. of America	5,854	726,072
Sealed Air Corp.	9,131	345,608
WestRock Co.	15,995	448,020
		3,913,571
Passenger Airlines–0.20%
Alaska Air Group, Inc.(b)(c)	7,763	348,792
American Airlines Group, Inc.(b)(c)	39,298	580,824
Delta Air Lines, Inc.(c)	40,096	1,456,688
Southwest Airlines Co.(b)	37,129	1,109,043
United Airlines Holdings, Inc.(b)(c)	20,443	970,327
		4,465,674
Personal Care Products–0.12%
Estee Lauder Cos., Inc. (The), Class A	14,462	2,661,442
Pharmaceuticals–4.09%
Bristol-Myers Squibb Co.	132,956	8,567,685
Catalent, Inc.(c)	11,038	410,945
Eli Lilly and Co.	49,442	21,233,361
Johnson & Johnson	163,906	25,415,264
Merck & Co., Inc.	158,949	17,549,559
Organon & Co.	15,388	298,373
Pfizer, Inc.	351,908	13,379,542
Viatris, Inc.	75,834	693,881
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	29,160	$4,753,372
		92,301,982
Property & Casualty Insurance–0.79%
Allstate Corp. (The)	16,585	1,798,643
Arch Capital Group Ltd.(c)	23,008	1,603,658
Chubb Ltd.	26,040	4,838,232
Cincinnati Financial Corp.	9,927	957,956
Loews Corp.	12,043	674,408
Progressive Corp. (The)	36,566	4,677,157
Travelers Cos., Inc. (The)	14,656	2,480,381
W.R. Berkley Corp.	12,911	718,884
		17,749,319
Publishing–0.02%
News Corp., Class A(b)	23,853	436,749
News Corp., Class B	7,234	133,684
		570,433
Rail Transportation–0.64%
CSX Corp.	131,470	4,032,185
Norfolk Southern Corp.	14,478	3,014,030
Union Pacific Corp.	38,445	7,401,431
		14,447,646
Real Estate Services–0.06%
CBRE Group, Inc., Class A(c)	19,758	1,480,269
Regional Banks–0.30%
Citizens Financial Group, Inc.	30,798	793,972
Huntington Bancshares, Inc.	90,218	930,148
M&T Bank Corp.	10,949	1,304,683
Regions Financial Corp.(b)	57,856	999,173
Truist Financial Corp.	82,967	2,528,005
Zions Bancorporation N.A.	9,742	265,859
		6,821,840
Reinsurance–0.04%
Everest Re Group Ltd.	2,426	824,889
Research & Consulting Services–0.32%
CoStar Group, Inc.(c)	25,431	2,019,221
Equifax, Inc.	7,657	1,597,403
Jacobs Solutions, Inc.	7,908	866,717
Leidos Holdings, Inc.	8,648	675,063
Verisk Analytics, Inc.	9,934	2,176,639
		7,335,043
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(c)	1,734	3,600,634
Darden Restaurants, Inc.(b)	7,654	1,213,312
Domino’s Pizza, Inc.	2,243	650,133
McDonald’s Corp.	45,917	13,091,396
Starbucks Corp.	72,051	7,035,060
Yum! Brands, Inc.	17,790	2,289,395
		27,879,930
Retail REITs–0.27%
Federal Realty Investment Trust	4,571	403,162
Kimco Realty Corp.	38,008	698,587
Realty Income Corp.	39,217	2,331,058
Regency Centers Corp.	9,352	526,237
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	20,444	$2,149,687
		6,108,731
Self-Storage REITs–0.18%
Extra Space Storage, Inc.(b)	8,252	1,190,516
Public Storage	9,850	2,790,505
		3,981,021
Semiconductor Materials & Equipment–0.87%
Applied Materials, Inc.	52,854	7,045,438
Enphase Energy, Inc.(c)	8,505	1,478,849
KLA Corp.	8,681	3,845,596
Lam Research Corp.	8,528	5,259,218
SolarEdge Technologies, Inc.(c)	3,495	995,481
Teradyne, Inc.	10,048	1,006,709
		19,631,291
Semiconductors–6.20%
Advanced Micro Devices, Inc.(c)	101,698	12,021,720
Analog Devices, Inc.	31,776	5,646,277
Broadcom, Inc.	26,199	21,167,744
First Solar, Inc.(c)	6,200	1,258,352
Intel Corp.	259,356	8,154,153
Microchip Technology, Inc.	34,269	2,579,085
Micron Technology, Inc.	69,504	4,740,173
Monolithic Power Systems, Inc.	2,791	1,367,339
NVIDIA Corp.	154,222	58,348,351
NXP Semiconductors N.V. (China)	16,205	2,902,315
ON Semiconductor Corp.(c)	26,868	2,246,165
Qorvo, Inc.(c)	6,340	616,628
QUALCOMM, Inc.	70,021	7,941,082
Skyworks Solutions, Inc.	10,023	1,037,481
Texas Instruments, Inc.	56,753	9,868,212
		139,895,077
Single-Family Residential REITs–0.05%
Invitation Homes, Inc.	36,154	1,224,898
Soft Drinks & Non-alcoholic Beverages–1.54%
Coca-Cola Co. (The)	244,000	14,557,040
Keurig Dr Pepper, Inc.	52,976	1,648,613
Monster Beverage Corp.(c)	47,964	2,811,650
PepsiCo, Inc.	86,343	15,744,646
		34,761,949
Specialty Chemicals–0.61%
Albemarle Corp.	7,326	1,417,801
Celanese Corp.	6,238	648,877
DuPont de Nemours, Inc.	28,721	1,929,764
Eastman Chemical Co.	7,503	578,406
Ecolab, Inc.	15,868	2,619,013
International Flavors & Fragrances, Inc.(b)	15,944	1,232,312
PPG Industries, Inc.	14,631	1,920,904
Sherwin-Williams Co. (The)	14,868	3,386,633
		13,733,710
Steel–0.14%
Nucor Corp.	16,043	2,118,638
Steel Dynamics, Inc.	10,514	966,237
		3,084,875
Shares		Value
Systems Software–7.70%
Fortinet, Inc.(c)	40,548	$2,770,645
Gen Digital, Inc.	35,863	629,037
Microsoft Corp.	466,664	153,247,791
Oracle Corp.	96,102	10,181,046
ServiceNow, Inc.(c)	12,726	6,932,870
		173,761,389
Technology Distributors–0.06%
CDW Corp.	8,364	1,436,015
Technology Hardware, Storage & Peripherals–7.55%
Apple, Inc.	932,390	165,266,127
Hewlett Packard Enterprise Co.	79,387	1,144,761
HP, Inc.	55,356	1,608,645
NetApp, Inc.	13,573	900,569
Seagate Technology Holdings PLC	12,478	749,928
Western Digital Corp.(c)	21,810	844,701
		170,514,731
Telecom Tower REITs–0.44%
American Tower Corp.	29,116	5,370,155
Crown Castle, Inc.	27,080	3,065,727
SBA Communications Corp., Class A	6,705	1,487,035
		9,922,917
Timber REITs–0.06%
Weyerhaeuser Co.	46,060	1,320,080
Tobacco–0.61%
Altria Group, Inc.	112,372	4,991,564
Philip Morris International, Inc.	96,939	8,725,480
		13,717,044
Trading Companies & Distributors–0.23%
Fastenal Co.	35,474	1,910,275
United Rentals, Inc.	4,334	1,446,646
W.W. Grainger, Inc.	2,822	1,831,534
		5,188,455
Transaction & Payment Processing Services–2.49%
Fidelity National Information Services, Inc.	37,105	2,024,820
Fiserv, Inc.(c)	39,879	4,474,025
FleetCor Technologies, Inc.(c)	4,612	1,044,849
Global Payments, Inc.	16,909	1,651,840
Jack Henry & Associates, Inc.	4,493	686,935
Mastercard, Inc., Class A	52,894	19,307,368
PayPal Holdings, Inc.(c)	71,289	4,419,205
Visa, Inc., Class A(b)	101,871	22,516,547
		56,125,589
Water Utilities–0.08%
American Water Works Co., Inc.	12,097	1,747,412
Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(c)	37,133	5,096,504
Total Common Stocks & Other Equity Interests (Cost $901,004,337)		2,191,514,516
Money Market Funds–2.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(f)	24,129,693	24,129,693
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(f)	15,305,870	$15,307,401
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(f)	27,576,793	27,576,793
Total Money Market Funds (Cost $67,012,483)		67,013,887
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $968,016,820)		2,258,528,403
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.15%
Invesco Private Government Fund, 5.10%(d)(f)(g)	13,579,912	13,579,912
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.22%(d)(f)(g)	34,933,067	$34,929,573
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,513,119)		48,509,485
TOTAL INVESTMENTS IN SECURITIES–102.20% (Cost $1,016,529,939)		2,307,037,888
OTHER ASSETS LESS LIABILITIES—(2.20)%		(49,649,414)
NET ASSETS–100.00%		$2,257,388,474
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Ltd.	$328,856	$137,184	$-	$(58,166)	$-	$407,874	$16,030
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,532,355	66,671,263	(52,073,925)	-	-	24,129,693	534,759
Invesco Liquid Assets Portfolio, Institutional Class	4,881,331	47,622,331	(37,195,660)	(1,761)	1,160	15,307,401	333,952
Invesco Treasury Portfolio, Institutional Class	10,894,120	76,195,729	(59,513,056)	-	-	27,576,793	610,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,103,315	235,664,999	(234,188,402)	-	-	13,579,912	497,565*
Invesco Private Prime Fund	31,122,812	441,541,068	(437,738,887)	(6,089)	10,669	34,929,573	1,361,948*
Total	$68,862,789	$867,832,574	$(820,709,930)	$(66,016)	$11,829	$115,931,246	$3,354,664

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	330	June-2023	$69,143,250	$2,590,947	$2,590,947
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,191,514,516	$—	$—	$2,191,514,516
Money Market Funds	67,013,887	48,509,485	—	115,523,372
Total Investments in Securities	2,258,528,403	48,509,485	—	2,307,037,888
Other Investments - Assets*
Futures Contracts	2,590,947	—	—	2,590,947
Total Investments	$2,261,119,350	$48,509,485	$—	$2,309,628,835

*	Unrealized appreciation.
Invesco S&P 500 Index Fund